Property, Plant and Equipment, Net (Issuance Proceeds) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Insurance settlements receivable	$ 0.5
Impairment of long-lived assets held-for-use	$ 1,500,000